Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,839	$ 5,955
Tax loss carried forward	45,600	34,400
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	48,100	34,400
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,800	$ 6,000